Offerings - Offering: 1	Mar. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.25% Fixed-to-Floating Rate Subordinated Notes due 2035
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on
Form S-3
(File
No. 333-281375)
filed with the Securities and Exchange Commission on August 8, 2024 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in such registration statement.